UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2020

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2020

MFS® Emerging Markets Debt Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

EMD-SEM

MFS® Emerging Markets Debt Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, impacting over 100 countries. The global pandemic prompted many governments to take drastic action to arrest the spread of the virus, such as quarantines, school and business closures and prohibitions on large public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and expectations of falling global economic growth.

The situation remains uncertain given that countries differ in terms of the way they are responding to the outbreak and the resources they have at their disposal to fight it. From a market perspective, global central banks have taken aggressive, coordinated steps to cushion the economic impact of the fallout related to the virus, and governments are undertaking considerable fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

March 18, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	48.3%
Other Government Entity-Emerging Markets Quasi Government	22.9%
Emerging Markets Corporate Bonds	20.1%
Developed Markets Corporate Bonds	0.8%
Government Securities Hedge (t)	0.6%
Sovereign Developed Markets	0.3%
Supranational	0.3%

Composition including fixed income credit quality (a)(i)
AA	4.4%
A	7.5%
BBB	33.2%
BB	21.7%
B	23.1%
CCC	2.4%
D	0.3%
U.S. Government	0.6%
Not Rated	0.1%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	6.2%
Other	0.4%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	11.2 yrs.

Non-U.S. issuer country weightings (i)(x)
Mexico	7.0%
Indonesia	6.9%
Brazil	6.4%
Turkey	5.6%
Russia	5.2%
India	4.5%
Ukraine	4.3%
China	4.1%
Chile	3.7%
Other Countries	42.3%

Non-U.S. currency exposure weightings (i)(y)
Indonesian Rupiah	0.4%
Malaysian Ringgit	0.4%
Russian Ruble	0.4%
Czech Koruna	0.2%
Mexican Peso	0.2%
Colombian Peso	0.2%
Brazilian Real	0.2%
Kazakhstan Tenge	0.2%
Uruguay Peso	0.1%
Other Currencies	(2.2)%

Emerging market local currency bond weights by country (i)
Malaysia	0.5%
Indonesia	0.3%
Russia	0.2%
Mexico	0.2%
Uruguay	0.1%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and U.S. Treasury securities with a bond equivalent exposure of 0.6%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. United States issuer country exposure is 10.0% and includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. United States Dollar currency exposure is 99.9% and includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of January 31, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2019 through January 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2019 through January 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/19	Ending Account Value 1/31/20	Expenses Paid During Period (p) 8/01/19-1/31/20
A	Actual	1.05%	$1,000.00	$1,036.79	$5.38
	Hypothetical (h)	1.05%	$1,000.00	$1,019.86	$5.33
B	Actual	1.81%	$1,000.00	$1,032.89	$9.25
	Hypothetical (h)	1.81%	$1,000.00	$1,016.04	$9.17
C	Actual	1.82%	$1,000.00	$1,033.59	$9.30
	Hypothetical (h)	1.82%	$1,000.00	$1,015.99	$9.22
I	Actual	0.81%	$1,000.00	$1,038.11	$4.15
	Hypothetical (h)	0.81%	$1,000.00	$1,021.06	$4.12
R1	Actual	1.81%	$1,000.00	$1,032.89	$9.25
	Hypothetical (h)	1.81%	$1,000.00	$1,016.04	$9.17
R2	Actual	1.32%	$1,000.00	$1,036.14	$6.76
	Hypothetical (h)	1.32%	$1,000.00	$1,018.50	$6.70
R3	Actual	1.07%	$1,000.00	$1,037.47	$5.48
	Hypothetical (h)	1.07%	$1,000.00	$1,019.76	$5.43
R4	Actual	0.82%	$1,000.00	$1,038.76	$4.20
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17
R6	Actual	0.71%	$1,000.00	$1,038.61	$3.64
	Hypothetical (h)	0.71%	$1,000.00	$1,021.57	$3.61

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

1/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Bonds - 92.8%
Angola - 0.5%
Republic of Angola, 9.5%, 11/12/2025	$12,938,000	$15,068,552
Republic of Angola, 8%, 11/26/2029 (n)	6,638,000	7,016,499
Republic of Angola, 9.125%, 11/26/2049 (n)	8,403,000	8,857,854

		$30,942,905
Argentina - 1.4%
Province of Cordoba, 7.45%, 9/01/2024 (n)	$4,502,000	$3,214,473
Province of Cordoba, 7.45%, 9/01/2024	7,191,000	5,134,446
Province of Santa Fe, 7%, 3/23/2023 (n)	12,978,000	10,512,180
Province of Santa Fe, 7%, 3/23/2023	300,000	243,000
Republic of Argentina, 6.875%, 1/26/2027	35,007,000	15,770,654
Republic of Argentina, 5.875%, 1/11/2028	70,526,000	30,855,125
Republic of Argentina, 7.125%, 7/06/2036	40,569,000	17,525,808
Stoneway Capital Corp., 10%, 3/01/2027 (n)	13,021,613	6,557,124

		$89,812,810
Azerbaijan - 1.6%
Republic of Azerbaijan, 3.5%, 9/01/2032	$15,527,000	$15,640,006
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	25,150,000	30,101,934
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026	26,319,000	31,501,106
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	20,073,000	24,821,469

		$102,064,515
Belarus - 0.4%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)	$8,915,000	$9,467,730
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	7,853,000	8,339,886
Republic of Belarus, 7.625%, 6/29/2027	5,127,000	5,916,917

		$23,724,533
Bermuda - 0.3%
Government of Bermuda, 4.75%, 2/15/2029 (n)	$17,592,000	$20,230,800

Brazil - 6.3%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$8,680,000	$9,146,550
Aegea Finance S.à r.l., 5.75%, 10/10/2024	14,002,000	14,754,608
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)	15,022,000	15,472,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued

Brazil - continued
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025	$19,352,000	$20,600,204
BRF S.A., 4.875%, 1/24/2030 (n)	16,371,000	16,755,718
BRF S.A., 4.875%, 1/24/2030	5,876,000	6,014,086
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)	7,275,000	8,484,469
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)	8,550,000	8,607,884
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)	15,548,000	15,656,836
Cosan Ltd., 5.5%, 9/20/2029 (n)	19,481,000	20,757,200
Federative Republic of Brazil, 4.5%, 5/30/2029	49,053,000	53,272,049
Federative Republic of Brazil, 5%, 1/27/2045	19,583,000	21,179,210
Federative Republic of Brazil, 4.75%, 1/14/2050	31,604,000	32,552,120
Globo Comunicacoes e Participacoes S.A., 4.875%, 1/22/2030 (n)	11,706,000	11,946,207
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	11,161,213	12,035,136
MV24 Capital B.V., 6.748%, 6/01/2034	9,503,646	10,247,782
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	7,217,000	8,328,418
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049	40,761,000	49,667,278
Petrobras International Finance Co. (Federative
Republic of Brazil), 6.75%, 1/27/2041	5,160,000	6,284,880
Raizen Fuels Finance S.A., 5.3%, 1/20/2027	4,171,000	4,645,451
Rede D’Or Finance S.à r.l., 4.95%, 1/17/2028	4,804,000	5,056,210
Rede D’Or Finance S.à r.l., 4.5%, 1/22/2030 (n)	18,502,000	18,613,012
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025	10,880,000	11,696,000
Suzano Austria GmbH, 6%, 1/15/2029	4,011,000	4,528,419
Suzano Austria GmbH, 5%, 1/15/2030	3,742,000	3,950,804
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,074,000	5,289,645

		$395,542,836
Chile - 3.7%
AES Gener S.A., 6.35%, 10/07/2079 (n)	$14,693,000	$15,346,838
AES Gener S.A., 6.35%, 10/07/2079	1,919,000	2,004,396
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)	9,745,000	9,771,733
Banco del Estado de Chile, 3.875%, 2/08/2022	5,423,000	5,588,828
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	15,234,000	15,348,255
Colbun S.A., 4.5%, 7/10/2024	4,819,000	5,130,758
E.CL S.A., 4.5%, 1/29/2025	9,898,000	10,681,100
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 5%, 1/25/2047 (n)	4,836,000	5,591,625
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 5%, 1/25/2047	7,118,000	8,230,188
Empresa Electrica Cochrane S.p.A., 5.5%, 5/14/2027 (n)	4,684,000	4,888,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chile - continued
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024	$4,933,000	$5,261,305
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)	3,235,000	3,450,299
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)	8,346,000	8,704,261
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	5,710,000	5,955,108
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	9,683,000	11,000,551
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	10,372,000	11,192,602
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	16,182,000	16,360,002
Inversiones CMPC S.A., 3.85%, 1/13/2030 (n)	11,319,000	11,573,678
Republic of Chile, 2.55%, 1/27/2032	22,805,000	23,147,075
Transelec S.A., 4.625%, 7/26/2023 (n)	8,796,000	9,312,765
Transelec S.A., 4.25%, 1/14/2025 (n)	3,329,000	3,520,418
Transelec S.A., 4.25%, 1/14/2025	8,486,000	8,973,945
Transelec S.A., 3.875%, 1/12/2029 (n)	4,036,000	4,217,337
Transelec S.A., 3.875%, 1/12/2029	8,480,000	8,861,006
VTR Finance B.V., 6.875%, 1/15/2024	9,934,000	10,157,515
VTR Finance B.V., 6.875%, 1/15/2024 (n)	6,092,000	6,229,070

		$230,499,583
China - 4.0%
Avi Funding Co. Ltd. (People’s Republic of China), 3.8%, 9/16/2025 (n)	$8,408,000	$8,988,529
Bank of China, 5%, 11/13/2024	3,994,000	4,401,036
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	12,995,000	13,517,685
CDBL Funding 1 Co. (People’s Republic of China), 4.25%, 12/02/2024	6,713,000	7,203,522
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029	14,411,000	15,246,522
China Development Bank, 2.125%, 6/01/2021	1,020,000	1,021,214
China Development Bank (Hong Kong), FLR, 2.587% (LIBOR - 3mo. + 0.7%), 3/06/2022	3,688,000	3,707,730
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	11,681,000	12,413,767
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	5,651,000	6,393,315
CNPC General Capital Ltd. (People’s Republic of China), 3.95%, 4/19/2022 (n)	5,681,000	5,905,828
CNPC General Capital Ltd. (People’s Republic of China), 3.4%, 4/16/2023 (n)	7,013,000	7,265,295
Export-Import Bank of China, 2%, 4/26/2021	1,550,000	1,549,752
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	13,220,000	14,696,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
China - continued
JD.com, Inc., 3.375%, 1/14/2030	$9,132,000	$9,336,335
Prosus N.V., 3.68%, 1/21/2030 (n)	12,833,000	13,263,435
Sinopec Capital (2013) Ltd. (People’s Republic of China), 3.125%, 4/24/2023	3,974,000	4,081,527
Sinopec Group Overseas Development (2012) Ltd. (People’s Republic of China), 3.9%, 5/17/2022 (n)	5,953,000	6,180,947
Sinopec Group Overseas Development (2013) Ltd. (People’s Republic of China), 4.375%, 10/17/2023	3,504,000	3,765,814
Sinopec Group Overseas Development (2014) Ltd. (People’s Republic of China), 4.375%, 4/10/2024 (n)	4,761,000	5,169,065
Sinopec Group Overseas Development (2017) Ltd. (People’s Republic of China), 2.5%, 9/13/2022 (n)	12,030,000	12,132,606
State Grid Overseas Investment (2016) Ltd. (People’s Republic of China), 3.5%, 5/04/2027 (n)	2,412,000	2,582,911
State Grid Overseas Investment (2016) Ltd. (People’s Republic of China), 3.5%, 5/04/2027	55,842,000	59,798,879
Sunac China Holdings Ltd., 7.95%, 8/08/2022	5,662,000	5,853,997
Sunac China Holdings Ltd., 7.95%, 10/11/2023	8,714,000	8,998,076
Tencent Holdings Ltd., 3.595%, 1/19/2028	9,000,000	9,597,092
Weibo Corp., 3.5%, 7/05/2024	9,044,000	9,354,176

		$252,425,392
Colombia - 2.2%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$14,528,000	$16,573,615
AI Candelaria Spain SLU, 7.5%, 12/15/2028	8,144,000	9,290,716
GeoPark Ltd., 5.5%, 1/17/2027 (n)	15,446,000	15,407,385
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	12,970,000	13,122,397
Millicom International Cellular S.A., 6%, 3/15/2025	5,542,000	5,715,465
Millicom International Cellular S.A., 5.125%, 1/15/2028	5,574,000	5,825,917
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)	12,706,000	12,864,825
Republic of Colombia, 4.5%, 1/28/2026	7,797,000	8,595,257
Republic of Colombia, 3%, 1/30/2030	23,515,000	23,714,877
Republic of Colombia, 5%, 6/15/2045	5,217,000	6,338,655
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)	19,999,000	21,923,904

		$139,373,013
Costa Rica - 0.3%
Republic of Costa Rica, 7%, 4/04/2044	$6,375,000	$6,754,312
Republic of Costa Rica, 7.158%, 3/12/2045	3,976,000	4,270,264
Republic of Costa Rica, 7.158%, 3/12/2045 (n)	9,704,000	10,422,193

		$21,446,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cote d’Ivoire - 1.3%
Republic of Cote d’Ivoire, 6.375%, 3/03/2028		$11,579,000	$12,492,166
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	600,000	690,383
Republic of Cote d’Ivoire, 5.25%, 3/22/2030		12,707,000	14,621,168
Republic of Cote d’Ivoire, 5.75%, 12/31/2032		$8,636,355	8,604,401
Republic of Cote d’Ivoire, 6.125%, 6/15/2033		19,591,000	20,076,073
Republic of Cote d’Ivoire, 6.875%, 10/17/2040 (n)	EUR	18,921,000	22,467,918

			$78,952,109
Croatia - 0.2%
Republic of Croatia, 5.5%, 4/04/2023 (n)		$2,972,000	$3,282,645
Republic of Croatia, 5.5%, 4/04/2023		7,750,000	8,560,061

			$11,842,706
Dominican Republic - 1.6%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)		$8,034,000	$8,907,698
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		14,555,000	16,137,856
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		13,279,000	13,992,746
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		8,299,000	8,745,071
Dominican Republic, 4.5%, 1/30/2030 (n)		23,312,000	23,288,688
Dominican Republic, 6.5%, 2/15/2048 (n)		6,755,000	7,335,930
Dominican Republic, 5.875%, 1/30/2060 (n)		23,960,000	23,948,020

			$102,356,009
Ecuador - 1.1%
Petroamazonas (Republic of Ecuador), 4.625%, 2/16/2020 (n)		$356,000	$355,715
Petroamazonas (Republic of Ecuador), 4.625%, 2/16/2020		258,333	258,127
Petroamazonas (Republic of Ecuador), 4.625%, 11/06/2020 (n)		7,205,834	7,169,804
Republic of Ecuador, 8.875%, 10/23/2027 (n)		586,000	495,903
Republic of Ecuador, 8.875%, 10/23/2027		15,422,000	13,050,867
Republic of Ecuador, 7.875%, 1/23/2028		49,701,000	40,382,560
Republic of Ecuador, 9.5%, 3/27/2030 (n)		8,110,000	6,954,325
Republic of Ecuador, 9.5%, 3/27/2030		1,408,000	1,207,360

			$69,874,661
Egypt - 2.7%
Arab Republic of Egypt, 6.125%, 1/31/2022		$12,119,000	$12,707,256
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		23,669,000	24,847,905
Arab Republic of Egypt, 7.5%, 1/31/2027		5,834,000	6,667,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Egypt - continued
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		$12,593,000	$13,406,961
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		15,696,000	17,568,533
Arab Republic of Egypt, 7.6%, 3/01/2029		7,052,000	7,893,304
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	13,212,000	15,909,383
Arab Republic of Egypt, 7.052%, 1/15/2032		$988,000	1,051,291
Arab Republic of Egypt, 7.053%, 1/15/2032 (n)		14,516,000	15,445,895
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		9,505,000	10,864,101
Arab Republic of Egypt, 8.5%, 1/31/2047		27,693,000	31,652,767
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		8,628,000	9,937,679

			$167,952,987
El Salvador - 0.4%
Republic of El Salvador, 6.375%, 1/18/2027		$5,451,000	$5,968,845
Republic of El Salvador, 7.124%, 1/20/2050 (n)		4,515,000	4,941,667
Republic of El Salvador, 7.124%, 1/20/2050		14,484,000	15,852,738

			$26,763,250
Gabon - 0.4%
Gabonese Republic, 6.375%, 12/12/2024		$11,700,000	$12,562,313
Gabonese Republic, 6.625%, 2/06/2031 (n)		14,948,000	15,040,777

			$27,603,090
Ghana - 0.1%
Republic of Ghana, 10.75%, 10/14/2030		$4,294,000	$5,515,987

Guatemala - 0.8%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$15,981,000	$16,978,214
Comcel Trust, 6.875%, 2/06/2024 (n)		6,355,000	6,490,552
Energuate Trust, 5.875%, 5/03/2027 (n)		10,965,000	11,485,838
Energuate Trust, 5.875%, 5/03/2027		3,119,000	3,267,153
Republic of Guatemala, 4.9%, 6/01/2030 (n)		9,466,000	10,185,416

			$48,407,173
Hungary - 0.5%
Hungarian Development Bank, 6.25%, 10/21/2020		$16,972,000	$17,471,316
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		6,785,000	6,984,615
Republic of Hungary, 5.375%, 2/21/2023		3,394,000	3,736,590

			$28,192,521
India - 4.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$22,866,000	$24,723,177
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		12,453,000	12,553,129
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		12,592,000	12,909,318

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
India - continued
Azure Power Energy Ltd., 5.5%, 11/03/2022	$7,258,000	$7,440,902
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)	7,068,000	7,296,296
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	11,027,000	11,831,971
Export-Import Bank of India, 4%, 1/14/2023	16,609,000	17,322,242
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	1,244,000	1,281,826
Export-Import Bank of India, 3.375%, 8/05/2026	18,784,000	19,355,153
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)	9,613,000	9,954,627
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	13,567,000	12,978,870
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)	15,503,000	16,052,116
NTPC Ltd. (Republic of India), 3.75%, 4/03/2024	9,071,000	9,378,947
NTPC Ltd. (Republic of India), 4.375%, 11/26/2024	8,653,000	9,230,925
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026	18,676,000	19,922,623
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	6,318,000	6,913,799
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)	14,457,000	14,477,329
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	13,588,000	13,638,955
Shriram Transport Finance, 5.1%, 7/16/2023 (n)	16,404,000	16,454,196
State Bank of India (London), 3.25%, 1/24/2022	11,648,000	11,807,693
State Bank of India (London), 4.375%, 1/24/2024	12,700,000	13,492,226
State Bank of India (London), FLR, 2.85% (LIBOR - 3mo. + 0.95%), 4/06/2020	8,457,000	8,463,182

		$277,479,502
Indonesia - 6.9%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)	$4,717,000	$4,856,151
Listrindo Capital B.V., 4.95%, 9/14/2026	4,798,000	4,939,541
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)	15,908,000	15,337,190
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)	7,692,000	10,192,353
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)	3,853,000	4,223,851
Republic of Indonesia, 3.375%, 4/15/2023	30,254,000	31,299,881
Republic of Indonesia, 5.375%, 10/17/2023 (n)	10,756,000	11,974,977
Republic of Indonesia, 5.875%, 1/15/2024 (n)	868,000	985,486
Republic of Indonesia, 5.875%, 1/15/2024	23,767,000	26,983,918
Republic of Indonesia, 4.45%, 2/11/2024	12,324,000	13,370,184
Republic of Indonesia, 4.125%, 1/15/2025	36,915,000	39,871,059
Republic of Indonesia, 4.125%, 1/15/2025 (n)	3,655,000	3,947,683
Republic of Indonesia, 4.75%, 1/08/2026 (n)	2,176,000	2,436,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - continued
Republic of Indonesia, 4.75%, 1/08/2026		$23,870,000	$26,730,348
Republic of Indonesia, 4.35%, 1/08/2027 (n)		13,317,000	14,716,532
Republic of Indonesia, 4.35%, 1/08/2027		14,307,000	15,810,574
Republic of Indonesia, 3.5%, 1/11/2028		25,833,000	27,222,316
Republic of Indonesia, 4.1%, 4/24/2028		18,661,000	20,463,553
Republic of Indonesia, 2.85%, 2/14/2030		19,247,000	19,484,682
Republic of Indonesia, 8.375%, 3/15/2034	IDR	50,589,000,000	4,071,201
Republic of Indonesia, 7.5%, 6/15/2035		167,987,000,000	12,725,799
Republic of Indonesia, 5.25%, 1/17/2042		$8,624,000	10,654,146
Republic of Indonesia, 4.625%, 4/15/2043		45,007,000	51,571,859
Republic of Indonesia, 5.125%, 1/15/2045		12,839,000	15,693,089
Republic of Indonesia, 5.125%, 1/15/2045 (n)		4,360,000	5,329,221
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		16,080,000	16,327,033
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		15,586,640	16,955,978
Star Energy Geothermal Pte. Ltd., 6.75%, 4/24/2033		599,840	652,538

			$428,827,894
Israel - 0.2%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		$12,029,000	$12,029,000

Jamaica - 1.4%
Government of Jamaica, 8%, 3/15/2039		$35,562,000	$48,897,750
Government of Jamaica, 7.875%, 7/28/2045		28,608,000	39,049,920

			$87,947,670
Kazakhstan - 3.0%
Development Bank of Kazakhstan, 4.125%, 12/10/2022		$31,387,000	$32,781,211
JSC Kazkommertsbank, 5.5%, 12/21/2022		22,009,514	22,146,722
JSC National Company Kazakhstan Temir Zholy, 6.95%, 7/10/2042		844,000	1,193,011
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		32,754,000	38,888,824
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		6,223,000	8,306,112
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		10,170,000	13,574,346
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		12,900,000	13,790,100
Republic of Kazakhstan, 1.5%, 9/30/2034 (n)	EUR	18,122,000	20,809,671
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,822,000	2,974,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Kazakhstan - continued
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		$29,520,000	$31,114,316

			$185,578,724
Kenya - 0.4%
Republic of Kenya, 6.875%, 6/24/2024		$4,288,000	$4,646,563
Republic of Kenya, 7%, 5/22/2027 (n)		2,630,000	2,793,397
Republic of Kenya, 8%, 5/22/2032 (n)		10,637,000	11,572,609
Republic of Kenya, 8%, 5/22/2032		4,348,000	4,730,441

			$23,743,010
Kuwait - 0.4%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		$21,143,000	$22,788,898

Malaysia - 0.7%
GOHL Capital Ltd., 4.25%, 1/24/2027		$11,597,000	$12,303,564
Government of Malaysia, 3.492%, 3/31/2020	MYR	123,602,000	30,194,259

			$42,497,823
Mexico - 6.9%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		$14,483,000	$15,981,991
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034		1,693,000	1,868,226
Coca Cola Femsa S.A.B. de C.V., 2.75%, 1/22/2030		16,580,000	17,057,935
Fomento Economico Mexicano S.A.B. de C.V., 3.5%, 1/16/2050		14,244,000	14,483,201
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		5,373,000	5,601,353
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		1,921,000	2,002,643
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		9,963,000	10,486,058
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		464,000	488,360
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		12,497,000	12,628,219
Petroleos Mexicanos, 4.5%, 1/23/2026		9,700,000	9,887,889
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		9,523,000	10,332,455
Petroleos Mexicanos, 5.35%, 2/12/2028		25,102,000	25,329,173
Petroleos Mexicanos, 6.84%, 1/23/2030 (n)		29,185,000	31,621,947
Petroleos Mexicanos, 6.84%, 1/23/2030		6,044,000	6,548,674
Petroleos Mexicanos, 6.5%, 6/02/2041		18,303,000	18,479,258
Petroleos Mexicanos, 6.75%, 9/21/2047		31,165,000	31,538,980
Petroleos Mexicanos, 6.35%, 2/12/2048		31,693,000	31,339,623
Petroleos Mexicanos, 7.69%, 1/23/2050 (n)		11,275,000	12,386,715
United Mexican States, 4.125%, 1/21/2026		25,137,000	27,336,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
United Mexican States, 4.15%, 3/28/2027		$13,763,000	$14,981,163
United Mexican States, 3.75%, 1/11/2028		25,778,000	27,324,680
United Mexican States, 4.5%, 4/22/2029		30,039,000	33,628,660
United Mexican States, 8.5%, 5/31/2029	MXN	102,490,000	6,117,832
United Mexican States, 3.25%, 4/16/2030		$57,991,000	59,005,842
United Mexican States, 8.5%, 11/18/2038	MXN	94,410,000	5,817,890

			$432,275,254
Montenegro - 0.3%
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	15,958,000	$17,832,719

Morocco - 0.3%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,411,000	$7,803,783
Kingdom of Morocco, 5.5%, 12/11/2042		5,428,000	6,832,679
Office Cherifien des Phosphates S.A. (Republic of Madagascar), 6.875%, 4/25/2044 (n)		2,259,000	2,974,335

			$17,610,797
Nigeria - 0.7%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$390,335	$320
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		7,872,069	6,455
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		3,765,751	1,506
Federal Republic of Nigeria, 7.625%, 11/21/2025		5,438,000	6,141,568
Federal Republic of Nigeria, 7.875%, 2/16/2032		17,171,000	17,952,280
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		7,583,000	7,617,124
Federal Republic of Nigeria, 7.696%, 2/23/2038		9,705,000	9,748,673
Federal Republic of Nigeria, 9.248%, 1/21/2049		4,292,000	4,832,895

			$46,300,821
Oman - 0.2%
Government of Oman, 6%, 8/01/2029 (n)		$9,362,000	$9,784,975

Pakistan - 0.1%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$5,604,000	$5,915,056

Panama - 2.5%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.625%, 5/18/2036		$3,782,000	$4,547,855
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		23,745,000	29,993,022
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		6,600,000	8,336,658
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,229,000	14,369,075
Autoridad del Canal de Panama, 4.95%, 7/29/2035		3,174,000	3,729,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued

Panama - continued
C&W Senior Financing DAC, 7.5%, 10/15/2026 (n)	$5,093,000	$5,495,347
Cable Onda S.A., 4.5%, 1/30/2030 (n)	13,908,000	14,377,951
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	20,189,000	23,595,894
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	200,000	233,750
Panama Canal Railway Co., 7%, 11/01/2026	3,751,254	4,009,153
Panama Canal Railway Co., 7%, 11/01/2026 (n)	744,510	795,695
Republic of Panama, 3.75%, 4/17/2026	15,630,000	16,583,430
Republic of Panama, 3.16%, 1/23/2030	14,136,000	14,927,616
Republic of Panama, 4.3%, 4/29/2053	10,408,000	12,671,740

		$153,666,636
Paraguay - 1.2%
Republic of Paraguay, 5%, 4/15/2026	$5,200,000	$5,772,000
Republic of Paraguay, 6.1%, 8/11/2044	11,059,000	13,845,868
Republic of Paraguay, 5.6%, 3/13/2048 (n)	10,688,000	12,798,880
Republic of Paraguay, 5.6%, 3/13/2048	11,685,000	13,992,787
Republic of Paraguay, 5.4%, 3/30/2050 (n)	9,043,000	10,602,918
Republic of Paraguay, 5.4%, 3/30/2050	500,000	586,250
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	18,331,000	19,582,732

		$77,181,435
Peru - 3.3%
Banco de Credito del Peru, 2.7%, 1/11/2025 (n)	$5,825,000	$5,833,796
Camposol S.A., 6%, 2/03/2027 (n)	11,872,000	12,038,208
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)	8,627,000	9,722,629
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034	1,019,000	1,148,413
Corporacion Lindley S.A., 6.75%, 11/23/2021	2,884,000	3,002,965
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,785,000	1,858,631
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	12,810,000	13,431,413
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024	1,285,784	1,431,721
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)	78,273	87,157
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	17,151,000	18,094,305
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)	11,396,000	11,502,040
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)	1,790,291	2,117,019
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	8,268,324	9,777,293
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	15,447,000	16,576,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Peru - continued
Peru LNG, 5.375%, 3/22/2030 (n)		$15,323,000	$14,959,922
Peru LNG, 5.375%, 3/22/2030		8,129,000	7,936,383
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		17,822,000	19,960,640
Petroleos del Peru S.A., 4.75%, 6/19/2032		12,334,000	13,814,080
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		2,588,000	3,118,540
Petroleos del Peru S.A., 5.625%, 6/19/2047		18,645,000	22,467,225
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		15,292,000	15,664,758
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		700,000	717,063

			$205,260,840
Qatar - 2.5%
State of Qatar, 4.5%, 4/23/2028		$8,144,000	$9,425,605
State of Qatar, 4%, 3/14/2029 (n)		32,979,000	37,185,604
State of Qatar, 4%, 3/14/2029		4,240,000	4,780,829
State of Qatar, 5.103%, 4/23/2048 (n)		23,583,000	31,181,914
State of Qatar, 5.103%, 4/23/2048		24,559,000	32,472,401
State of Qatar, 4.817%, 3/14/2049 (n)		24,100,000	30,697,375
State of Qatar, 4.817%, 3/14/2049		9,000,000	11,463,750

			$157,207,478
Romania - 0.5%
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	7,882,000	$9,098,095
Republic of Romania, 2%, 1/28/2032 (n)		13,576,000	15,493,936
Republic of Romania, 4.625%, 4/03/2049 (n)		1,354,000	1,920,299
Republic of Romania, 4.625%, 4/03/2049		2,351,000	3,334,286

			$29,846,616
Russia - 5.2%
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		$5,515,000	$6,212,372
Russian Federation, 4.75%, 5/27/2026		10,200,000	11,520,900
Russian Federation, 4.25%, 6/23/2027		61,600,000	68,021,677
Russian Federation, 4.25%, 6/23/2027 (n)		13,400,000	14,796,923
Russian Federation, 4.375%, 3/21/2029 (n)		27,600,000	31,131,917
Russian Federation, 4.375%, 3/21/2029		34,400,000	38,802,099
Russian Federation, 6.9%, 5/23/2029	RUB	363,410,000	6,002,126
Russian Federation, 8.5%, 9/17/2031		355,242,000	6,600,681
Russian Federation, 5.1%, 3/28/2035		$12,200,000	14,879,998
Russian Federation, 5.1%, 3/28/2035 (n)		46,600,000	56,836,715
Russian Federation, 5.25%, 6/23/2047		27,000,000	35,320,590
Russian Federation, 5.25%, 6/23/2047 (n)		2,000,000	2,616,340
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)		10,958,000	11,802,971
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030		4,351,000	4,686,506

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - continued
VEON Holdings B.V., 4%, 4/09/2025 (n)		$11,545,000	$12,005,415

			$321,237,230
Rwanda - 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$11,594,000	$12,483,700

Saudi Arabia - 1.9%
Dar Al Arkan Sukuk Co. Ltd., 6.75%, 2/15/2025		$2,588,000	$2,591,365
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		14,789,000	15,119,357
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		16,165,000	18,793,752
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		23,650,000	30,327,341
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	8,775,726
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		18,943,000	20,954,506
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		18,500,000	21,512,170

			$118,074,217
Senegal - 0.4%
Republic of Senegal, 6.25%, 5/23/2033		$18,437,000	$19,660,664
Republic of Senegal, 6.75%, 3/13/2048		5,896,000	6,036,266

			$25,696,930
Serbia - 0.2%
Republic of Serbia, 1.5%, 6/26/2029 (n)	EUR	11,967,000	$13,632,144

Singapore - 0.3%
Puma International Financing S.A., 5%, 1/24/2026		$6,956,000	$6,528,014
Puma International Financing S.A., 5%, 1/24/2026 (n)		13,460,000	12,631,839

			$19,159,853
South Africa - 1.5%
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		$19,382,000	$20,800,297
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		1,100,000	1,180,494
Petra Diamonds Ltd., 7.25%, 5/01/2022		4,756,000	2,901,160
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		11,438,000	6,977,180
Republic of South Africa, 4.85%, 9/30/2029		28,662,000	28,945,696
Republic of South Africa, 5.875%, 6/22/2030		3,230,000	3,518,187
Republic of South Africa, 5.75%, 9/30/2049		28,536,000	28,071,149

			$92,394,163
Sri Lanka - 0.6%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		$1,977,000	$1,998,747
Republic of Sri Lanka, 6.25%, 10/04/2020		3,994,000	4,037,934

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Sri Lanka - continued
Republic of Sri Lanka, 6.25%, 7/27/2021	$4,913,000	$5,011,260
Republic of Sri Lanka, 5.75%, 1/18/2022	4,300,000	4,348,980
Republic of Sri Lanka, 5.875%, 7/25/2022	5,598,000	5,679,086
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)	3,168,000	3,236,112
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)	2,754,000	2,795,199
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)	4,461,000	4,420,012
Republic of Sri Lanka, 7.55%, 3/28/2030	4,900,000	4,854,979

		$36,382,309
Supranational - 0.3%
West African Development Bank, 4.7%, 10/22/2031	$400,000	$419,048
West African Development Bank, 4.7%, 10/22/2031 (n)	15,344,000	16,074,681

		$16,493,729
Thailand - 0.4%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$20,939,000	$21,771,023

Trinidad & Tobago - 0.2%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$9,579,000	$9,495,184
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	650,000	644,312

		$10,139,496
Turkey - 5.5%
Export Credit Bank of Turkey, 5.375%, 10/24/2023	$14,435,000	$14,745,352
Export Credit Bank of Turkey, 6.125%, 5/03/2024	7,163,000	7,467,428
Export Credit Bank of Turkey A.S., 5%, 9/23/2021	10,785,000	11,070,803
Republic of Turkey, 6.25%, 9/26/2022	6,694,000	7,145,845
Republic of Turkey, 7.25%, 12/23/2023	13,092,000	14,564,850
Republic of Turkey, 5.75%, 3/22/2024	12,442,000	13,188,520
Republic of Turkey, 6.35%, 8/10/2024	13,424,000	14,531,480
Republic of Turkey, 5.6%, 11/14/2024	23,045,000	24,261,776
Republic of Turkey, 7.375%, 2/05/2025	5,982,000	6,759,229
Republic of Turkey, 4.25%, 4/14/2026	19,201,000	18,768,977
Republic of Turkey, 4.875%, 10/09/2026	37,484,000	37,530,855
Republic of Turkey, 6%, 3/25/2027	26,552,000	28,078,740
Republic of Turkey, 5.125%, 2/17/2028	28,339,000	28,375,841
Republic of Turkey, 6.125%, 10/24/2028	26,034,000	27,593,957
Republic of Turkey, 6.875%, 3/17/2036	21,639,000	24,019,290
Republic of Turkey, 7.25%, 3/05/2038	5,476,000	6,297,400
Republic of Turkey, 6%, 1/14/2041	35,113,000	35,429,017
Republic of Turkey, 6.625%, 2/17/2045	21,315,000	22,797,927

		$342,627,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Ukraine - 4.2%
Biz Finance PLC (Ukraine), 9.625%, 4/27/2022		$2,097,917	$2,227,190
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		10,882,000	11,781,941
Government of Ukraine, 7.75%, 9/01/2023		9,307,000	10,278,651
Government of Ukraine, 7.75%, 9/01/2024		11,297,000	12,580,904
Government of Ukraine, 7.75%, 9/01/2025		28,191,000	31,715,439
Government of Ukraine, 7.75%, 9/01/2026		10,454,000	11,839,155
Government of Ukraine, 7.75%, 9/01/2027		31,208,000	35,334,322
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	8,472,000	9,325,211
Government of Ukraine, 7.375%, 9/25/2032		$27,014,000	29,850,470
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		51,501,000	51,050,366
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		21,518,000	22,907,430
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026		2,685,000	2,858,372
Oschadbank, 9.375%, 3/10/2023		4,900,000	5,196,940
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		13,600,000	14,420,352
Ukrainian Railways Co., 8.25%, 7/09/2024		11,341,000	12,429,736

			$263,796,479
United Arab Emirates - 2.6%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$14,258,000	$16,753,150
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		15,536,000	18,254,800
Abu Dhabi International Government, 2.5%, 9/30/2029 (n)		38,002,000	38,530,228
Abu Dhabi International Government, 3.125%, 9/30/2049 (n)		14,592,000	14,582,924
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		7,626,000	8,083,560
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		9,949,000	10,834,461
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		12,220,000	12,756,824
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		2,133,000	2,226,703
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		19,782,000	19,940,256
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		20,242,000	20,570,932

			$162,533,838
United States - 1.1%
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		$14,619,000	$15,433,425
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		10,769,000	12,061,280
U.S. Treasury Bonds, 3.5%, 2/15/2039		12,177,000	15,481,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
United States - continued
U.S. Treasury Bonds, 2.5%, 2/15/2046		$8,161,000	$8,938,527
U.S. Treasury Notes, TIPS, 0.625%, 4/15/2023 (f)		15,019,844	15,355,635

			$67,270,305
Uruguay - 1.2%
Navios South American Logistics, Inc./Navios Logistics
Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		$5,028,000	$4,927,440
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		9,008,000	8,827,840
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	322,540,000	7,583,364
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$18,212,000	20,871,134
Oriental Republic of Uruguay, 4.975%, 4/20/2055		25,730,000	32,008,377

			$74,218,155
Uzbekistan - 0.2%
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		$14,903,000	$15,517,749

Venezuela - 0.3%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$1,237,740
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	2,155,142
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	4,102,280
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		8,435,000	1,033,288
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		68,785,500	8,254,260

			$16,782,710
Vietnam - 0.8%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$20,793,000	$21,445,922
Socialist Republic of Vietnam, 4.8%, 11/19/2024		23,770,000	26,028,150

			$47,474,072
Total Bonds (Identified Cost, $5,473,400,509)			$5,784,984,186

Common Stocks - 0.1%
Canada - 0.0%
Frontera Energy Corp.		254,348	$1,793,154

Mexico - 0.1%
ICA Tenedora, S.A. de C.V. (a)		2,525,968	$4,767,085
Total Common Stocks (Identified Cost, $26,181,820)			$6,560,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 6.2%
Money Market Funds - 6.2%
MFS Institutional Money Market Portfolio, 1.62% (v) (Identified Cost, $385,747,798)	385,762,819	$385,801,395

Other Assets, Less Liabilities - 0.9%		57,413,938
Net Assets - 100.0%		$6,234,759,758

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $385,801,395 and $5,791,544,425, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,215,023,512, representing 35.5% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-8/22/12	$7,835,292	$6,455
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,751,853	1,506
Total Restricted Securities			$7,961
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna

Portfolio of Investments (unaudited) – continued

EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

Derivative Contracts at 1/31/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
IDR	82,154,639,700	USD	5,841,900	Barclays Bank PLC	2/18/2020	$167,215
IDR	191,626,718,000	USD	13,744,564	Barclays Bank PLC	4/13/2020	203,336
IDR	9,805,623,600	USD	715,191	JPMorgan Chase Bank N.A.	2/04/2020	2,907
IDR	9,805,623,600	USD	714,748	JPMorgan Chase Bank N.A.	2/18/2020	2,474
KZT	1,885,308,000	USD	4,821,760	Deutsche Bank AG	3/19/2020	105,682
KZT	2,728,693,000	USD	6,993,062	Deutsche Bank AG	3/20/2020	137,237
MXN	170,620,000	USD	8,909,627	BNP Paribas S.A.	2/28/2020	89,332
MXN	43,978,000	USD	2,267,340	Goldman Sachs International	2/28/2020	52,179
MYR	37,159,000	USD	8,958,293	Barclays Bank PLC	3/16/2020	98,110
RUB	376,714,000	USD	5,885,696	JPMorgan Chase Bank N.A.	2/12/2020	574
USD	11,382,129	BRL	48,596,000	Barclays Bank PLC	2/04/2020	34,817
USD	9,214,083	BRL	38,865,000	Citibank N.A.	2/04/2020	138,988
USD	3,003,630	BRL	12,824,000	Deutsche Bank AG	2/04/2020	9,188
USD	15,471,429	BRL	65,788,000	Goldman Sachs International	2/04/2020	109,734
USD	18,689,870	BRL	79,501,000	JPMorgan Chase Bank N.A.	2/04/2020	126,147
USD	25,902,949	CLP	19,686,976,000	Barclays Bank PLC	2/10/2020	1,304,904
USD	4,320,502	CLP	3,399,803,000	Goldman Sachs International	2/10/2020	72,592
USD	3,146,782	COP	10,598,363,000	Barclays Bank PLC	2/13/2020	49,386
USD	7,207,050	COP	24,302,173,000	Citibank N.A.	3/03/2020	112,669
USD	6,099,985	COP	20,846,698,000	Citibank N.A.	4/13/2020	30,635
USD	1,803,636	COP	6,075,546,000	JPMorgan Chase Bank N.A.	3/03/2020	30,039
USD	152,207,633	EUR	136,543,989	BNP Paribas S.A.	2/28/2020	551,194
USD	969,624	EUR	868,727	Deutsche Bank AG	2/28/2020	4,749

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	9,419,191	EUR	8,472,000	Goldman Sachs International	2/28/2020	$9,525
USD	15,530,289	EUR	13,976,306	State Street Bank Corp.	2/28/2020	7,109
USD	15,381,942	KRW	18,101,469,000	JPMorgan Chase Bank N.A.	3/16/2020	182,641
USD	20,895,366	KRW	24,472,312,000	JPMorgan Chase Bank N.A.	4/16/2020	332,064
USD	11,733,087	MYR	47,695,000	Barclays Bank PLC	3/16/2020	108,846
USD	12,334,028	MYR	50,329,000	Barclays Bank PLC	3/24/2020	70,545
USD	8,770,894	RUB	550,856,000	JPMorgan Chase Bank N.A.	2/12/2020	163,602
USD	6,495,828	RUB	410,244,000	JPMorgan Chase Bank N.A.	3/27/2020	117,566
USD	4,084,009	TRY	24,450,000	BNP Paribas S.A.	2/28/2020	22,069
USD	4,683,568	TRY	28,044,000	JPMorgan Chase Bank N.A.	2/28/2020	24,548

						$4,472,603

Liability Derivatives
BRL	48,596,000	USD	11,372,007	Barclays Bank PLC	2/04/2020	$(24,695)
BRL	38,865,000	USD	9,102,939	Citibank N.A.	2/04/2020	(27,845)
BRL	12,824,000	USD	3,120,954	Deutsche Bank AG	2/04/2020	(126,511)
BRL	65,788,000	USD	15,676,823	Goldman Sachs International	2/04/2020	(315,128)
BRL	24,812,000	USD	5,857,413	Goldman Sachs International	4/02/2020	(81,306)
BRL	79,501,000	USD	18,829,677	JPMorgan Chase Bank N.A.	2/04/2020	(265,954)
BRL	34,128,000	USD	8,001,923	JPMorgan Chase Bank N.A.	4/02/2020	(57,099)
CLP	6,379,452,000	USD	8,274,079	Barclays Bank PLC	2/10/2020	(303,223)
CLP	1,401,015,000	USD	1,842,229	BNP Paribas S.A.	2/10/2020	(91,720)
CLP	6,969,212,000	USD	8,903,497	Goldman Sachs International	2/10/2020	(195,760)
CLP	8,332,728,000	USD	10,742,289	JPMorgan Chase Bank N.A.	2/10/2020	(330,896)
COP	17,078,710,000	USD	5,233,581	Barclays Bank PLC	3/03/2020	(247,901)
COP	13,461,738,000	USD	4,061,162	Barclays Bank PLC	4/13/2020	(141,885)
COP	27,394,495,000	USD	8,420,008	Citibank N.A.	2/13/2020	(413,902)
COP	14,583,548,000	USD	4,393,429	Citibank N.A.	4/13/2020	(147,546)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
COP	5,162,493,000	USD	1,586,994	Deutsche Bank AG	3/03/2020	$(79,940)
COP	12,093,734,000	USD	3,647,250	Goldman Sachs International	4/13/2020	(126,256)
COP	19,917,204,000	USD	6,063,076	Morgan Stanley Capital Services, Inc.	3/03/2020	(248,771)
CZK	198,531,000	USD	8,738,449	Citibank N.A.	2/28/2020	(9,090)
CZK	136,221,000	USD	5,996,527	Merrill Lynch International	2/28/2020	(6,923)
EUR	2,527,052	USD	2,814,398	Citibank N.A.	2/28/2020	(7,656)
EUR	10,298,158	USD	11,539,734	Deutsche Bank AG	2/28/2020	(101,795)
EUR	1,615,430	USD	1,806,273	HSBC Bank	2/28/2020	(12,050)
EUR	9,645,187	USD	10,812,014	JPMorgan Chase Bank N.A.	2/28/2020	(99,314)
EUR	3,872,130	USD	4,321,345	Merrill Lynch International	2/28/2020	(20,656)
EUR	4,156,555	USD	4,632,185	UBS AG	2/28/2020	(15,589)
KRW	14,213,315,000	USD	12,098,498	Barclays Bank PLC	3/16/2020	(163,972)
KRW	6,825,344,000	USD	5,918,151	Barclays Bank PLC	4/16/2020	(183,032)
KRW	10,662,744,000	USD	9,243,417	Citibank N.A.	4/16/2020	(283,854)
KRW	3,552,955,000	USD	3,027,399	JPMorgan Chase Bank N.A.	3/16/2020	(44,081)
KRW	7,319,424,000	USD	6,346,395	JPMorgan Chase Bank N.A.	4/16/2020	(196,117)
MYR	23,956,000	USD	5,886,429	Barclays Bank PLC	3/24/2020	(49,158)
RUB	156,844,000	USD	2,509,331	Goldman Sachs International	3/27/2020	(70,802)
RUB	376,391,000	USD	5,960,741	JPMorgan Chase Bank N.A.	2/12/2020	(79,518)
RUB	576,281,660	USD	9,212,400	JPMorgan Chase Bank N.A.	3/27/2020	(252,670)
TRY	24,474,000	USD	4,139,285	BNP Paribas S.A.	2/28/2020	(73,358)
TRY	51,637,000	USD	8,724,235	HSBC Bank	2/28/2020	(145,651)
TRY	27,280,000	USD	4,617,408	JPMorgan Chase Bank N.A.	2/28/2020	(85,314)
USD	782,779	EUR	708,296	State Street Bank Corp.	2/28/2020	(3,910)
USD	569,184	EUR	516,236	UBS AG	2/28/2020	(4,187)
USD	12,207,281	IDR	168,167,496,000	Citibank N.A.	4/13/2020	(33,098)
USD	715,791	IDR	9,805,623,600	JPMorgan Chase Bank N.A.	2/04/2020	(2,307)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	9,180,977	MXN	174,573,000	BNP Paribas S.A.	2/28/2020	$(26,473)
USD	8,430,834	TRY	50,896,000	JPMorgan Chase Bank N.A.	2/28/2020	(24,646)

						$(5,221,559)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Bond	Long	USD	262	$42,845,187	March - 2020	$963,191
U.S. Treasury Note 5 yr	Long	USD	450	54,144,141	March - 2020	543,153
U.S. Treasury Ultra Bond	Long	USD	195	37,769,063	March - 2020	976,097

						$2,482,441

Liability Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	57	$8,531,607	March - 2020	$(44,379)
Euro-Bund 10 yr	Short	EUR	621	120,553,505	March - 2020	(1,723,190)
Euro-OAT 10 yr	Short	EUR	63	11,683,681	March - 2020	(187,393)

						$(1,954,962)

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counter- party	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives

Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/ Quarterly	$(75,020)	$(638,298)	$(713,318)

1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.

At January 31, 2020, the fund had cash collateral of $1,880,001 and other liquid securities with an aggregate value of $4,013,318 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $5,499,582,329)	$5,791,544,425
Investments in affiliated issuers, at value (identified cost, $385,747,798)	385,801,395
Cash	11,599,503
Foreign currency, at value (identified cost, $785,456)	785,537
Restricted cash for
Forward foreign currency exchange contracts	1,880,001
Receivables for
Forward foreign currency exchange contracts	4,472,603
Investments sold	73,287,534
Fund shares sold	11,441,243
Interest	66,056,326
Other assets	17,836
Total assets	$6,346,886,403

Liabilities
Payables for
Distributions	$1,911,706
Forward foreign currency exchange contracts	5,221,559
Net daily variation margin on open futures contracts	1,967
Investments purchased	82,801,504
Fund shares reacquired	6,870,736
Uncleared swaps, at value (net of unamortized premiums received, $638,298)	713,318
Payable to affiliates
Investment adviser	226,888
Administrative services fee	3,110
Shareholder servicing costs	2,610,882
Distribution and service fees	5,642
Payable for independent Trustees’ compensation	20,652
Deferred country tax expense payable	11,132,905
Accrued expenses and other liabilities	605,776
Total liabilities	$112,126,645
Net assets	$6,234,759,758

Net assets consist of
Paid-in capital	$6,326,792,813
Total distributable earnings (loss)	(92,033,055)
Net assets	$6,234,759,758
Shares of beneficial interest outstanding	414,374,882

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$347,482,836	23,125,400	$15.03
Class B	11,802,391	782,505	15.08
Class C	91,090,787	6,048,339	15.06
Class I	4,180,398,496	278,007,624	15.04
Class R1	677,329	44,776	15.13
Class R2	18,086,860	1,196,231	15.12
Class R3	28,517,497	1,893,719	15.06
Class R4	62,193,563	4,127,128	15.07
Class R6	1,494,509,999	99,149,160	15.07

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.70 [100 / 95.75 x $15.03]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$146,732,870
Dividends from affiliated issuers	3,050,745
Dividends	1,157,546
Other	64,672
Foreign taxes withheld	(27,299)
Total investment income	$150,978,534
Expenses
Management fee	$20,199,287
Distribution and service fees	1,155,184
Shareholder servicing costs	2,461,063
Administrative services fee	279,383
Independent Trustees’ compensation	49,500
Custodian fee	287,476
Shareholder communications	251,214
Audit and tax fees	40,560
Legal fees	24,694
Miscellaneous	221,692
Total expenses	$24,970,053
Reduction of expenses by investment adviser and distributor	(334,126)
Net expenses	$24,635,927
Net investment income (loss)	$126,342,607

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,636,235 country tax)	$(2,340,029)
Affiliated issuers	12,453
Futures contracts	7,455,439
Swap agreements	(110,841)
Forward foreign currency exchange contracts	(3,305,766)
Foreign currency	(189,080)
Net realized gain (loss)	$1,522,176
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,138,906 increase in deferred country tax)	$99,093,508
Affiliated issuers	22,221
Futures contracts	29,163
Swap agreements	9,399
Forward foreign currency exchange contracts	(1,740,431)
Translation of assets and liabilities in foreign currencies	2,790
Net unrealized gain (loss)	$97,416,650
Net realized and unrealized gain (loss)	$98,938,826
Change in net assets from operations	$225,281,433

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/20 (unaudited)	Year ended 7/31/19

From operations
Net investment income (loss)	$126,342,607	$268,861,707
Net realized gain (loss)	1,522,176	(106,005,702)
Net unrealized gain (loss)	97,416,650	356,469,132
Change in net assets from operations	$225,281,433	$519,325,137
Total distributions to shareholders	$(134,116,737)	$(272,782,471)
Change in net assets from fund share transactions	$295,351,385	$(428,492,654)
Total change in net assets	$386,516,081	$(181,949,988)

Net assets
At beginning of period	5,848,243,677	6,030,193,665
At end of period	$6,234,759,758	$5,848,243,677

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/20		Year ended
Class A			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.68		$13.99	$14.81	$14.87		$14.39	$15.26

Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$0.64	$0.61	$0.63	(c)	$0.64	$0.64
Net realized and unrealized gain (loss)	0.37		0.70	(0.79)	(0.04	)(g)	0.48	(0.87)
Total from investment operations	$0.67		$1.34	$(0.18)	$0.59		$1.12	$(0.23)

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.65)	$(0.64)	$(0.65)		$(0.64)	$(0.64)
Net asset value, end of period (x)	$15.03		$14.68	$13.99	$14.81		$14.87	$14.39
Total return (%) (r)(s)(t)(x)	4.61	(n)	9.83	(1.32)	4.03	(c)	8.07	(1.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.07	1.09	(c)	1.12	1.13
Expenses after expense reductions (f)	1.05	(a)	1.04	1.05	1.06	(c)	1.09	1.09
Net investment income (loss)	4.04	(a)	4.51	4.12	4.23	(c)	4.51	4.29
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$347,483		$382,984	$330,096	$392,012		$572,397	$695,581

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class B			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.71		$14.13	$14.97	$14.97		$14.47	$15.31

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.53	$0.50	$0.52	(c)	$0.53	$0.53
Net realized and unrealized gain (loss)	0.39		0.59	(0.81)	0.02	(g)	0.50	(0.84)
Total from investment operations	$0.63		$1.12	$(0.31)	$0.54		$1.03	$(0.31)

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.53)	$(0.54)		$(0.53)	$(0.53)
Net asset value, end of period (x)	$15.08		$14.71	$14.13	$14.97		$14.97	$14.47
Total return (%) (r)(s)(t)(x)	4.35	(n)	8.16	(2.14)	3.67	(c)	7.39	(2.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.82	1.82	1.84	(c)	1.87	1.88
Expenses after expense reductions (f)	1.81	(a)	1.81	1.81	1.83	(c)	1.85	1.84
Net investment income (loss)	3.28	(a)	3.76	3.36	3.47	(c)	3.75	3.54
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$11,802		$13,938	$19,703	$26,980		$32,216	$37,170

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class C			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.70		$14.10	$14.93	$14.94		$14.45	$15.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.53	$0.50	$0.52	(c)	$0.53	$0.53
Net realized and unrealized gain (loss)	0.38		0.61	(0.80)	0.01	(g)	0.49	(0.84)
Total from investment operations	$0.62		$1.14	$(0.30)	$0.53		$1.02	$(0.31)

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.53)	$(0.54)		$(0.53)	$(0.53)
Net asset value, end of period (x)	$15.06		$14.70	$14.10	$14.93		$14.94	$14.45
Total return (%) (r)(s)(t)(x)	4.28	(n)	8.31	(2.08)	3.61	(c)	7.33	(2.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.82	1.82	1.84	(c)	1.87	1.88
Expenses after expense reductions (f)	1.82	(a)	1.81	1.81	1.83	(c)	1.85	1.84
Net investment income (loss)	3.29	(a)	3.76	3.36	3.47	(c)	3.75	3.54
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$91,091		$113,863	$142,037	$185,167		$221,781	$270,388

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class I			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.82		$14.16	$14.97	$14.91		$14.39	$15.23

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.67	$0.64	$0.66	(c)	$0.67	$0.67
Net realized and unrealized gain (loss)	0.24	(g)	0.67	(0.77)	0.08	(g)	0.52	(0.83)
Total from investment operations	$0.56		$1.34	$(0.13)	$0.74		$1.19	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.68)	$(0.68)	$(0.68)		$(0.67)	$(0.68)
Net asset value, end of period (x)	$15.04		$14.82	$14.16	$14.97		$14.91	$14.39
Total return (%) (r)(s)(t)(x)	3.81	(n)	9.80	(0.95)	5.13	(c)	8.62	(1.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.82	0.84	(c)	0.87	0.87
Expenses after expense reductions (f)	0.81	(a)	0.81	0.81	0.83	(c)	0.84	0.84
Net investment income (loss)	4.26	(a)	4.74	4.35	4.46	(c)	4.73	4.53
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$4,180,398		$3,879,907	$3,658,375	$4,348,855		$3,593,092	$2,667,819

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class R1			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.88		$14.22	$15.04	$15.02		$14.50	$15.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.53	$0.50	$0.52	(c)	$0.54	$0.53
Net realized and unrealized gain (loss)	0.27	(g)	0.67	(0.78)	0.04	(g)	0.51	(0.83)
Total from investment operations	$0.51		$1.20	$(0.28)	$0.56		$1.05	$(0.30)

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.54)	$(0.54)		$(0.53)	$(0.53)
Net asset value, end of period (x)	$15.13		$14.88	$14.22	$15.04		$15.02	$14.50
Total return (%) (r)(s)(t)(x)	3.50	(n)	8.71	(1.98)	3.81	(c)	7.53	(1.96)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.82	1.82	1.84	(c)	1.87	1.88
Expenses after expense reductions (f)	1.81	(a)	1.81	1.81	1.83	(c)	1.84	1.84
Net investment income (loss)	3.27	(a)	3.75	3.36	3.47	(c)	3.76	3.54
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$677		$648	$617	$814		$949	$789

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class R2			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.87		$14.22	$15.02	$15.01		$14.49	$15.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.28		$0.60	$0.57	$0.59	(c)	$0.61	$0.60
Net realized and unrealized gain (loss)	0.27	(g)	0.66	(0.76)	0.03	(g)	0.51	(0.82)
Total from investment operations	$0.55		$1.26	$(0.19)	$0.62		$1.12	$(0.22)

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.61)	$(0.61)	$(0.61)		$(0.60)	$(0.61)
Net asset value, end of period (x)	$15.12		$14.87	$14.22	$15.02		$15.01	$14.49
Total return (%) (r)(s)(t)(x)	3.76	(n)	9.17	(1.35)	4.26	(c)	8.06	(1.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.32	1.32	1.34	(c)	1.37	1.37
Expenses after expense reductions (f)	1.32	(a)	1.31	1.31	1.33	(c)	1.35	1.34
Net investment income (loss)	3.78	(a)	4.26	3.86	3.97	(c)	4.25	4.04
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$18,087		$18,952	$21,881	$23,567		$25,931	$28,686

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class R3			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.80		$14.16	$14.96	$14.95		$14.46	$15.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$0.64	$0.61	$0.63	(c)	$0.63	$0.64
Net realized and unrealized gain (loss)	0.28	(g)	0.65	(0.77)	0.03	(g)	0.50	(0.82)
Total from investment operations	$0.58		$1.29	$(0.16)	$0.66		$1.13	$(0.18)

Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.65)	$(0.64)	$(0.65)		$(0.64)	$(0.64)
Net asset value, end of period (x)	$15.06		$14.80	$14.16	$14.96		$14.95	$14.46
Total return (%) (r)(s)(t)(x)	3.96	(n)	9.39	(1.13)	4.52	(c)	8.12	(1.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.07	1.07	1.09	(c)	1.13	1.12
Expenses after expense reductions (f)	1.07	(a)	1.06	1.06	1.08	(c)	1.10	1.09
Net investment income (loss)	4.03	(a)	4.51	4.11	4.22	(c)	4.46	4.29
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$28,517		$32,190	$38,001	$42,893		$47,726	$76,900

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class R4			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.84		$14.17	$14.97	$14.95		$14.43	$15.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.67	$0.64	$0.66	(c)	$0.68	$0.67
Net realized and unrealized gain (loss)	0.25	(g)	0.68	(0.76)	0.04	(g)	0.51	(0.83)
Total from investment operations	$0.57		$1.35	$(0.12)	$0.70		$1.19	$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.68)	$(0.68)	$(0.68)		$(0.67)	$(0.68)
Net asset value, end of period (x)	$15.07		$14.84	$14.17	$14.97		$14.95	$14.43
Total return (%) (r)(s)(t)(x)	3.88	(n)	9.88	(0.88)	4.85	(c)	8.61	(1.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	0.82	0.84	(c)	0.87	0.87
Expenses after expense reductions (f)	0.82	(a)	0.81	0.81	0.83	(c)	0.84	0.84
Net investment income (loss)	4.29	(a)	4.74	4.36	4.47	(c)	4.76	4.54
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$62,194		$75,510	$65,918	$74,239		$75,559	$70,067

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/20		Year ended
Class R6			7/31/19	7/31/18	7/31/17		7/31/16	7/31/15

	(unaudited)
Net asset value, beginning of period	$14.90		$14.22	$15.00	$14.97		$14.45	$15.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.32		$0.68	$0.65	$0.68	(c)	$0.69	$0.69
Net realized and unrealized gain (loss)	0.19	(g)	0.69	(0.74)	0.05	(g)	0.52	(0.81)
Total from investment operations	$0.51		$1.37	$(0.09)	$0.73		$1.21	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.69)	$(0.69)	$(0.70)		$(0.69)	$(0.70)
Net asset value, end of period (x)	$15.07		$14.90	$14.22	$15.00		$14.97	$14.45
Total return (%) (r)(s)(t)(x)	3.52	(n)	10.02	(0.65)	5.01	(c)	8.72	(0.80)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.73	0.73	0.76	(c)	0.77	0.76
Expenses after expense reductions (f)	0.71	(a)	0.72	0.72	0.74	(c)	0.74	0.73
Net investment income (loss)	4.36	(a)	4.85	4.42	4.56	(c)	4.87	4.65
Portfolio turnover	40	(n)	94	100	100		67	55
Net assets at end of period (000 omitted)	$1,494,510		$1,330,252	$1,753,566	$875,984		$792,606	$722,556

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period

Notes to Financial Statements (unaudited) – continued

information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$4,767,085	$—	$4,767,085
Canada	1,793,154	—	—	1,793,154
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	39,775,600	—	39,775,600
Non-U.S. Sovereign Debt	—	4,448,737,534	—	4,448,737,534
U.S. Corporate Bonds	—	27,494,705	—	27,494,705
Foreign Bonds	—	1,268,976,347	—	1,268,976,347
Mutual Funds	385,801,395	—	—	385,801,395
Total	$387,594,549	$5,789,751,271	$—	$6,177,345,820

Other Financial Instruments
Futures Contracts – Assets	$2,482,441	$—	$—	$2,482,441
Futures Contracts – Liabilities	(1,954,962)	—	—	(1,954,962)
Forward Foreign Currency Exchange Contracts – Assets	—	4,472,603	—	4,472,603
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,221,559)	—	(5,221,559)
Swap Agreements – Liabilities	—	(713,318)	—	(713,318)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$2,482,441	$(1,954,962)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,472,603	(5,221,559)
Credit	Credit Default Swaps	—	(713,318)
Total		$6,955,044	$(7,889,839)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$7,455,439	$—	$—	$(255,413)
Foreign Exchange	—	—	(3,305,766)	—
Credit	—	(110,841)	—	—
Total	$7,455,439	$(110,841)	$(3,305,766)	$(255,413)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended January 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$29,163	$—	$—	$221,975
Foreign Exchange	—	—	(1,740,431)	—
Credit	—	9,399	—	—
Total	$29,163	$9,399	$(1,740,431)	$221,975

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular

Notes to Financial Statements (unaudited) – continued

security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized

Notes to Financial Statements (unaudited) – continued

appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable

Notes to Financial Statements (unaudited) – continued

obligation. At January 31, 2020, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended

7/31/19
Ordinary income (including any short-term capital gains)	$272,782,471

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/20

Cost of investments	$5,959,933,001
Gross appreciation	363,747,858

Gross depreciation	(146,335,039)
Net unrealized appreciation (depreciation)	$217,412,819

As of 7/31/19

Undistributed ordinary income	50,653,992
Capital loss carryforwards	(324,238,387)
Other temporary differences	(26,569,503)
Net unrealized appreciation (depreciation)	116,956,147

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(197,709,621)
Long-Term	(126,528,766)
Total	$(324,238,387)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 1/31/20	Year ended 7/31/19
Class A	$8,443,087	$16,055,323
Class B	229,328	620,327
Class C	1,809,701	4,734,340
Class I	89,916,338	173,012,759
Class R1	11,363	23,300
Class R2	377,515	847,152
Class R3	652,431	1,549,513
Class R4	1,678,586	3,225,441
Class R6	30,998,388	72,714,316
Total	$134,116,737	$272,782,471

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2020, this management fee reduction amounted to $297,176, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2020 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,375 for the six months ended January 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$492,799
Class B	0.75%	0.25%	1.00%	1.00%	64,643
Class C	0.75%	0.25%	1.00%	1.00%	509,744
Class R1	0.75%	0.25%	1.00%	1.00%	3,196
Class R2	0.25%	0.25%	0.50%	0.50%	46,762
Class R3	—	0.25%	0.25%	0.25%	38,040
Total Distribution and Service Fees					$1,155,184

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2020, this rebate amounted to $36,808, $69, and $73 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2020, were as follows:

Amount
Class A	$147
Class B	4,944
Class C	731

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2020, the fee was $48,842, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do

Notes to Financial Statements (unaudited) – continued

not incur sub-accounting fees. For the six months ended January 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,412,221.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2020 was equivalent to an annual effective rate of 0.0094% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended January 31, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,138,398 and $5,948,635, respectively. The sales transactions resulted in net realized gains (losses) of $94,205.

(4) Portfolio Securities

For the six months ended January 31, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$43,330,777	$51,266,139
Non-U.S. Government securities	$2,404,550,181	$2,160,512,091

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/20		Year ended 7/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	3,392,884	$50,080,048	8,418,950	$118,855,399
Class B	3,493	51,614	36,424	513,671
Class C	300,226	4,457,623	501,859	7,109,652
Class I	47,880,467	706,208,660	94,826,562	1,341,166,282
Class R1	32,595	482,409	7,196	101,705
Class R2	95,942	1,421,203	194,936	2,763,755
Class R3	166,550	2,459,382	357,178	5,058,433
Class R4	410,152	6,072,802	1,254,094	17,799,660
Class R6	16,660,593	246,934,910	54,616,545	767,018,104
	68,942,902	$1,018,168,651	160,213,744	$2,260,386,661

Shares issued to shareholders in reinvestment of distributions
Class A	442,232	$6,540,634	914,878	$12,951,469
Class B	13,289	197,351	37,401	530,150
Class C	104,772	1,553,609	289,919	4,110,362
Class I	5,827,316	85,997,113	11,299,002	159,581,414
Class R1	759	11,270	1,635	23,237
Class R2	25,412	377,300	59,612	846,138
Class R3	44,072	652,093	109,434	1,547,332
Class R4	112,924	1,670,214	227,498	3,224,995
Class R6	1,758,108	26,000,818	4,906,819	69,031,747
	8,328,884	$123,000,402	17,846,198	$251,846,844

Shares reacquired
Class A	(6,804,528)	$(101,665,393)	(6,840,636)	$(95,922,767)
Class B	(181,591)	(2,691,659)	(520,421)	(7,343,787)
Class C	(2,101,747)	(31,070,133)	(3,120,114)	(44,032,564)
Class I	(37,420,039)	(551,476,758)	(102,704,018)	(1,442,980,673)
Class R1	(32,118)	(473,907)	(8,686)	(121,503)
Class R2	(199,467)	(2,960,193)	(518,983)	(7,324,210)
Class R3	(492,068)	(7,258,279)	(975,922)	(13,769,269)
Class R4	(1,483,837)	(22,110,651)	(1,044,252)	(14,619,202)
Class R6	(8,575,557)	(126,110,695)	(93,521,771)	(1,314,612,184)
	(57,290,952)	$(845,817,668)	(209,254,803)	$(2,940,726,159)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/20		Year ended 7/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(2,969,412)	$(45,044,711)	2,493,192	$35,884,101
Class B	(164,809)	(2,442,694)	(446,596)	(6,299,966)
Class C	(1,696,749)	(25,058,901)	(2,328,336)	(32,812,550)
Class I	16,287,744	240,729,015	3,421,546	57,767,023
Class R1	1,236	19,772	145	3,439
Class R2	(78,113)	(1,161,690)	(264,435)	(3,714,317)
Class R3	(281,446)	(4,146,804)	(509,310)	(7,163,504)
Class R4	(960,761)	(14,367,635)	437,340	6,405,453
Class R6	9,843,144	146,825,033	(33,998,407)	(478,562,333)
	19,980,834	$295,351,385	(31,194,861)	$(428,492,654)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2020, the fund’s commitment fee and interest expense were $14,572 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$414,208,174	$1,161,228,185	$1,189,669,638	$12,453	$22,221	$385,801,395

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$3,050,745	$—

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Fund is included as part of the report to shareholders of such series of the Registrant under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

	(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

	(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2020

*	Print name and title of each signing officer under his or her signature.